RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Schedule of Consulting Services Provided by Related Parties

Consulting services provided by Growers Synergy Pte Ltd. is as follows:

	For the Interim Period Ended September 30, 2012	For the Period from April 11, 2011 (inception) through September 30, 2011

Consulting services received and consulting fees booked	$120,000	$-

	$120,000	$-

Schedule of Future Minimum Payments under Consulting Agreement	Future minimum payments required under this agreement at September 30, 2012 were as follows:
Fiscal Year Ending March 31:

2013 (remainder of the fiscal year)	$120,000

2014	140,000

$260,000